Impairments (Tables)	12 Months Ended
Dec. 31, 2021
Impairments
Schedule of impairment

Skr mn	2021	2020	2019
Expected credit losses, stage 1	60	-98	-19
Expected credit losses, stage 2	29	-48	11
Expected credit losses, stage 3	-46	-7	-17
Established credit losses	-52	-20	-25
Reserves applied to cover established credit losses	49	20	40
Recovered credit losses	1	—	—
Net credit losses[1]	41	-153	-10
1	Of which Skr 22 million (2020: Skr -125 million) relates to loans to the public.

Schedule of balances and reconciliation of changes in balances and loss allowances by stages

	December 31, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	42,827	3,772	—	46,599	47,095	3,719	—	50,814
Loans to credit institutions	6,948	3,414	—	10,362	8,834	509	—	9,343
Loans to the public	147,137	30,999	2,284	180,420	142,171	28,109	1,482	171,762
Total, loans, before expected credit losses	196,912	38,185	2,284	237,381	198,100	32,337	1,482	231,919
Off balance, before expected credit losses
Guarantees	4,767	—	—	4,767	2,463	1,506	—	3,969
Committed undisbursed loans	26,810	28,466	105	55,381	25,893	32,642	—	58,535
Total, off balance, before expected credit losses	31,577	28,466	105	60,148	28,356	34,148	—	62,504
Total, before expected credit losses	228,489	66,651	2,389	297,529	226,456	66,485	1,482	294,423
of which guaranteed	63.7%	93.2%	95.7%	70.3%	59.5%	84.6%	97.6%	63.2%
Loss allowance, loans
Loans in the form of interest-bearing securities	-14	-7	—	-21	-20	-13	—	-33
Loans to credit institutions	-4	0	—	-4	-6	0	—	-6
Loans to the public	-64	-20	-48	-132	-113	-42	-46	-201
Total, loss allowance, loans	-82	-27	-48	-157	-139	-55	-46	-240
Loss allowance, off balance[1]
Guarantees	0	—	—	0	0	0	—	0
Committed undisbursed loans	-6	-1	0	-7	-8	-1	—	-9
Total, loss allowance, off balance	-6	-1	0	-7	-8	-1	—	-9
Total, loss allowance	-88	-28	-48	-164	-147	-56	-46	-249
Provision ratio	0.04%	0.04%	2.01%	0.06%	0.06%	0.08%	3.10%	0.08%
1	Recognized under provision in Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	226,456	66,485	1,482	294,423	214,115	61,619	1,327	277,061
Increase due to origination and acquisition	79,856	7,380	234	87,470	129,830	26,030	815	156,675
Transfer to stage 1	1,240	-1,302	—	-62	683	-872	—	-189
Transfer to stage 2	-4,676	4,223	—	-453	-8,391	7,422	-159	-1,128
Transfer to stage 3	-105	-948	945	-108	—	-42	34	-8
Decrease due to derecognition	-74,282	-9,187	-272	-83,741	-109,781	-27,672	-535	-137,988
Closing balance	228,489	66,651	2,389	297,529	226,456	66,485	1,482	294,423

Loss allowance

	December 31, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-147	-56	-46	-249	-54	-10	-64	-128
Increases due to origination and acquisition	-40	0	-25	-65	-84	0	—	-84
Net remeasurement of loss allowance	51	13	-43	21	-23	-48	2	-69
Transfer to stage 1	0	0	—	0	0	0	—	—
Transfer to stage 2	2	-6	—	-4	1	-1	0	0
Transfer to stage 3	0	2	-21	-19	—	1	-10	-9
Decreases due to derecognition	47	20	43	110	8	0	0	8
Decrease in allowance account due to write-offs	—	—	49	49	—	—	20	20
Exchange-rate differences[1]	-1	-1	-5	-7	5	2	6	13
Closing balance	-88	-28	-48	-164	-147	-56	-46	-249
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Summary of loan credit quality, before expected credit losses, allocated by stage

	December 31, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	—	—	—	—	37	—	—	37
AA+ to A-	25,815	—	—	25,815	29,261	—	—	29,261
BBB+ to BBB-	131,514	2,258	—	133,772	130,068	1,166	—	131,234
BB+ to BB-	32,247	25,043	—	57,290	32,275	23,201	—	55,476
B+ to B-	6,697	5,461	—	12,158	5,997	7,053	—	13,050
CCC to D	639	5,423	2,284	8,346	462	917	1,482	2,861
Total, before expected credit losses	196,912	38,185	2,284	237,381	198,100	32,337	1,482	231,919